Derivative Instruments (Narrative) (Details) - Not Designated as Hedging Instrument MMcf in Thousands	12 Months Ended
Dec. 31, 2015 $ / MMBTU MMcf
NYMEX, Swap and Collar Contracts, Natural Gas, Through December 31, 2019
Derivative [Line Items]
Projected natural gas production (Bcf)	525
Weighted average price, per MMBtu | $ / MMBTU	3.27
NYMEX, Fixed Price and Basis Contracts, Natural Gas, Through December 31, 2020
Derivative [Line Items]
Projected natural gas production (Bcf)	408